Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Summary of financial instruments measured at fair value (level 3)
The changes in level 3 items for the year ended December 31, 2022 have been as follows:

(in €‘000)	Purchase options	Investment in equity securities
Carrying amount at January 1, 2021	—	—
Movements during the year ended December 31, 2021
Option premium paid for purchase options	1,500	—
Fair Value gain recognized as a share premium contribution	26,000	—
Fair value gains/(losses) recognized in other income/(expenses)	2,900	—
Carrying amount at December 31, 2021	30,400	—
Carrying amount at January 1, 2022	30,400	—
Movements during the year ended December 31, 2022
Fair value gain on purchase options	3,856	—
Derecognition of substantive purchase option	(34,256)	—
Exercise of purchase option	—	—
Transfer of investment in equity securities from level 2	—	41,984
Fair value loss on investment in equity securities from level 3 classification	—	(10,595)
Carrying amount at December 31, 2022	—	31,389

(in €‘000)	Warrant liabilities	Preference shares derivatives
Carrying amount at January 1, 2021	—	—
Movements during the year ended December 31, 2021
Change in fair value of private placement warrant liabilities	—	—
Change in fair value of public warrant liabilities	—	—
Carrying amount at December 31, 2021	—	—
Carrying amount at January 1, 2022	—	—
Movements in the year ended December 31, 2022
Public warrants assumed as part of the SPAC Transaction	21,260	—
Private placement warrants assumed as part of the SPAC Transaction	20,993	—
Change in fair value of private placement warrant liabilities	(7,139)	—
Transfer of private placement warrant liabilities into level 1	(13,854)	—
Change in fair value of public warrant liabilities	(14,546)	—
Transfer of public warrant liabilities into level 1	(6,714)	—
Preference shares derivatives acquired as part of MOMA acquisition	—	255
Sale of preference shares derivatives	—	(186)
Fair value gains/(losses) recognized in other income/(expenses)	—	(69)
Carrying amount at December 31, 2022	—	—

Summary of valuation inputs to the fair value of purchase options	The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options at the time of their derecognition or exercise in 2022, using a Black-Scholes pricing model.

	June 7, 2022	March 16, 2022
Purchase option	MOMA	Mega-E
Parameters
Spot price per share (in €)	253	437,000
Volatility	N/A	100.00%
The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the, using the DCF (“Discounted Cash Flows”) methodology.

In %	December 31, 2022
Growth factor	3.0%
Discount rate	11.9%
The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the preference shares derivatives in 2022.

	June 7, 2022	December 15, 2022
Parameters
Spot price per share (in €)	115	108
Volatility (in %)	27.50	27.50
Discount rate (in %)	(0.1)% - 0.7%	2.3% - 2.5%